Revenues from Major Service Lines (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue, Major Customer [Line Items]
Net revenue - external	$ 792,620,177	$ 516,314,697	$ 397,164,522
Percentage of total revenue	100.00%	100.00%	100.00%
LCD display network
Revenue, Major Customer [Line Items]
Net revenue - external	444,364,783	297,641,916	208,799,072
Percentage of total revenue	56.10%	57.70%	52.60%
In-store network
Revenue, Major Customer [Line Items]
Net revenue - external	56,374,245	37,777,154	30,346,185
Percentage of total revenue	7.10%	7.30%	7.60%
Poster frame network
Revenue, Major Customer [Line Items]
Net revenue - external	185,448,868	121,893,079	98,962,486
Percentage of total revenue	23.40%	23.60%	24.90%
Movie theater network
Revenue, Major Customer [Line Items]
Net revenue - external	50,835,068	18,094,945	9,435,983
Percentage of total revenue	6.40%	3.50%	2.40%
Traditional outdoor billboards
Revenue, Major Customer [Line Items]
Net revenue - external	$ 55,597,213	$ 40,907,603	$ 49,620,796
Percentage of total revenue	7.00%	7.90%	12.50%